Goodwill and Identifiable Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The following table summarizes the activity in the Company’s goodwill balance, as follows (in thousands):

Total
Balance, December 31, 2016	$785,032
Goodwill acquired	79,372
Effect of foreign currency translation	64,589
Balance, December 31, 2017	$928,993

Summary of Acquired Intangible Assets
The Company’s acquired intangible assets are summarized as follows (in thousands):

	As of December 31, 2017			As of December 31, 2016
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	$73,875	$(6,800)	$67,075	$21,200	$(3,220)	$17,980
Developed technologies	6,683	(5,411)	1,272	6,497	(3,891)	2,606
Trade name and other	14,413	(7,024)	7,389	12,566	(4,909)	7,657
Total intangible assets	$94,971	$(19,235)	$75,736	$40,263	$(12,020)	$28,243

Weighted-Average Useful Lives of Intangible Assets	The weighted-average useful lives of intangible assets at the time of acquisition were as follows:

Weighted-Average Useful Lives
Customer relationships	10
Developed technologies	5
Trade name and other	8

Estimated Future Amortization Expense
Estimated future amortization expense related to finite-lived intangible assets at December 31, 2017 is as follows (in thousands):

2018	$10,096
2019	8,599
2020	8,413
2021	8,311
2022	7,761
Thereafter	32,556
Total	$75,736